Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Other Current Liabilities [Abstract]
Summary of Other Current Liabilities

	As at March 31
Particulars	2024	2025
Statutory liabilities	26,820	23,188
Employee related payables	8,467	8,250
Refund due to customers	45,870	51,011
Deferred income	105	—
Other liabilities (related to business combination) (refer note 7 (c) and 7 (e))	—	4,390
Total	81,262	86,839